Reportable Segments (Tables) - Successor [Member]	9 Months Ended
Sep. 30, 2019
Schedule of Segment Reporting, Information On Revenues and Long-lived Assets

Revenue from operations

	Successor (NESR)				Predecessor (NPS)
	Period from	Period from	Period from	Period from	Period from
	January 1, 2019 to September 30, 2019	July 1, 2019 to September 30, 2019	June 7, 2018 to September 30, 2018	July 1, 2018 to September 30, 2018	January 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	$284,631	$97,160	$117,268	$88,666	$112,295
Drilling and Evaluation Services	188,578	64,446	73,298	56,914	24,732
Total revenue	$473,209	$161,606	$190,566	$145,580	$137,027

Long-lived assets

	September 30, 2019	December 31, 2018
Reportable Segment:
Production Services	$268,244	$219,278
Drilling and Evaluation Services	126,105	98,163
Unallocated	(10,864)	11,286
Total	$383,485	$328,727

Segment EBITDA

	Successor (NESR)				Predecessor (NPS)
	Period from	Period from	Period from	Period from	Period from
	January 1, 2019 to September 30, 2019	July 1, 2019 to September 30, 2019	June 7, 2018 to September 30, 2018	July 1, 2018 to September 30, 2018	January 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	98,007	32,581	41,952	33,180	36,836
Drilling and Evaluation Services	40,869	15,239	18,905	17,630	3,267
Unallocated Costs	(13,855)	(4,992)	(13,453)	(6,770)	(9,651)
Total Segment EBITDA	$125,021	$42,828	$47,404	$44,040	$30,452

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)				Predecessor (NPS)
	Period from January 1, 2019 to September 30, 2019	Period from July 1, 2019 to September 30, 2019	Period from June 7, 2018 to September 30, 2018	Period from July 1, 2018 to September 30, 2018	Period from January 1, 2018 to June 6, 2018

Net Income	$35,138	$10,608	$12,190	$16,157	$6,736
Add:
Income taxes	11,407	4,013	2,960	3,989	2,342
Interest expense, net	14,691	5,011	8,099	6,199	4,090
Depreciation and amortization	63,785	23,196	24,155	17,695	17,284
Total Segment EBITDA	$125,021	$42,828	$47,404	$44,040	$30,452

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geographic area

	Successor (NESR)				Predecessor (NPS)
	Period from	Period from	Period from	Period from	Period from
	January 1, 2019 to September 30, 2019	July 1, 2019 to September 30, 2019	June 7, 2018 to September 30, 2018	July 1, 2018 to September 30, 2018	January 1, 2018 to June 6, 2018

MENA	$465,856	$158,229	$188,488	$143,914	$134,479
Rest of world	7,353	3,377	2,078	1,666	2,548
Total revenue	$473,209	$161,606	$190,566	$145,580	$137,027

Long-lived assets by geographic area

	September 30, 2019	December 31, 2018
Geographic Area:
MENA	$374,911	$319,552
Rest of world	8,574	9,175
Total	$383,485	$328,727